GENERAL INFORMATION (Details) - USD ($) $ in Thousands	3 Months Ended				6 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Net loss	$ 3,918	$ 3,566	$ 2,888	$ 3,431	$ 7,484	$ 6,319
Accumulated deficit	$ 98,467				$ 98,467		$ 90,983
Certain Institutional Investors [Member]
Gross proceeds from exercise of warrants		$ 19,240